UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299
                                                     ---------

                  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                      Date of reporting period: 05/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES          VALUE
                                                           -----------   --------------
COMMON STOCKS--94.1%
CONSUMER DISCRETIONARY--6.8%
AUTO COMPONENTS--1.9%
Azure Dynamics Corp.(1,2,3)                                 21,000,000   $    5,917,874
Westport Innovations, Inc.(1,3)                              2,225,000        9,629,126
Westport Innovations, Inc.(1,3)                              6,775,000       29,320,149
                                                                         --------------
                                                                             44,867,149

DIVERSIFIED CONSUMER SERVICES--0.1%
Shinwa Art Auction Co. Ltd.(3)                                   5,000        3,666,287

HOTELS, RESTAURANTS & LEISURE--0.4%
Pacific Golf Group International Holdings KK(1)                  8,000        9,334,092

HOUSEHOLD DURABLES--1.4%
Gafisa SA                                                    1,500,000       33,338,457

MEDIA--1.1%
Deccan Chronicle Holdings Ltd.                                 359,750        1,145,641
Immersive Media Corp.(1,3)                                   1,600,000        1,642,512
PVR Ltd.(3)                                                  1,592,150        7,071,014
Village Roadshow Ltd.                                        4,011,516       10,084,003
Xinhua Finance Ltd.(1,3)                                        35,000        2,668,321
Xinhua Finance Ltd., Sponsored ADR(1,3)                      4,000,000        3,040,000
                                                                         --------------
                                                                             25,651,491

MULTILINE RETAIL--1.9%
Daiei, Inc. (The)(1)                                         3,000,000       22,229,988
Don Quijote Co. Ltd.                                           750,000       15,687,251
Robinson Department Store Public Co. Ltd.                   22,000,000        8,124,327
                                                                         --------------
                                                                             46,041,566

CONSUMER STAPLES--2.2%
BEVERAGES--0.1%
United Breweries Ltd.                                          666,666        2,824,164

FOOD PRODUCTS--2.1%
China Green (Holdings) Ltd.                                 20,000,000       26,397,058
China Vanguard Group Ltd.(1,3)                             165,000,000       16,703,187
Crown Confectionery Co. Ltd.(3)                                 76,553        5,871,256
                                                                         --------------
                                                                             48,971,501

ENERGY--31.2%
ENERGY EQUIPMENT & SERVICES--1.0%
EnQuest Energy Services Corp.(1)                               333,330        1,677,385
Trican Well Service Ltd.                                     1,000,000       21,547,907
                                                                         --------------
                                                                             23,225,292

OIL, GAS & CONSUMABLE FUELS--30.2%
Addax Petroleum Corp.(4)                                     1,500,000       77,747,584
Calvalley Petroleum, Inc., Cl. A(1,3)                        9,000,000       41,394,928
Canoro Resources Ltd.(1,3)                                   1,800,000        2,717,391
Canoro Resources Ltd.(1,3)                                   7,200,000       10,869,565
CGX Energy, Inc.(1)                                            100,000          281,804
CGX Energy, Inc.(1)                                          4,400,000       12,399,356


                1 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES          VALUE
                                                           -----------   --------------
COMMON STOCKS CONTINUED
OIL, GAS & CONSUMABLE FUELS CONTINUED
Corridor Resources, Inc.(1)                                  2,500,000   $   28,331,320
Culane Energy Corp.(1,3)                                     1,750,000       13,561,795
DNO International ASA(1)                                    30,000,000       58,249,371
Felix Resources Ltd.                                         3,000,000       66,685,219
Gulf Keystone Petroleum Ltd.(1,3)                           21,500,000       13,841,567
Heritage Oil Ltd.(1)                                         3,500,000       20,400,836
Max Petroleum plc(1)                                         9,000,000       12,301,414
Nido Petroleum Ltd.(1,3)                                    86,000,000       41,921,548
Pacific Rubiales Energy Corp.(1)                             2,500,093       28,357,536
Pacific Rubiales Energy Corp.(1,2)                           6,499,906       73,725,786
Pan Orient Energy Corp.(1)                                     975,000       10,794,082
Pan Orient Energy Corp.(1)                                     775,000        8,579,911
Petrolifera Petroleum Ltd.(1,3)                              4,500,000       42,119,565
Riversdale Mining Ltd.(1)                                    6,000,000       62,713,746
Sibir Energy plc                                             1,000,000       13,737,570
Straits Asia Resources Ltd.                                 15,000,000       45,371,654
WesternZagros Resources Ltd.(1,3)                           13,000,000       35,456,924
                                                                         --------------
                                                                            721,560,472

FINANCIALS--16.5%
CAPITAL MARKETS--5.3%
Matsui Securities Co. Ltd.                                   6,000,000       43,063,371
RISA Partners, Inc.(3)                                          19,000       42,708,760
Uranium Participation Corp.(1,3)                             4,000,000       39,975,845
                                                                         --------------
                                                                            125,747,976

COMMERCIAL BANKS--3.8%
Banco Sofisa SA                                              4,000,000       24,568,091
Development Credit Bank Ltd.(1)                              4,100,000        7,421,623
Karnataka Bank Ltd.                                          5,934,000       28,464,948
Vozrozhdenie Bank                                              500,000       29,000,000
                                                                         --------------
                                                                             89,454,662

DIVERSIFIED FINANCIAL SERVICES--3.4%
Arques Industries AG(3)                                      2,250,000       26,358,163
Fidec Corp.(3)                                                  14,000       12,536,521
Osaka Securities Exchange Co. Ltd.                               6,000       33,636,881
World Energy Solutions, Inc.(1,3)                            6,000,000        8,152,174
                                                                         --------------
                                                                             80,683,739

REAL ESTATE MANAGEMENT & DEVELOPMENT--4.0%
Funai Zaisan Consultants Co. Ltd.(3)                            10,000       15,461,962
Kenedix, Inc.(3)                                                40,000       59,191,804
Klabin Segall SA                                             3,000,000       21,487,857
                                                                         --------------
                                                                             96,141,623


                2 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES          VALUE
                                                           -----------   --------------
COMMON STOCKS CONTINUED
HEALTH CARE--0.0%
BIOTECHNOLOGY--0.0%
Norwood Immunology Ltd.(1,2,3)                              14,500,000   $      646,270

INDUSTRIALS--0.5%
MACHINERY--0.1%
Fong's Industries Co. Ltd.                                   3,968,000        2,064,363

MARINE--0.4%
Iino Kaiun Kaisha Ltd.                                       1,000,000        9,580,725

INFORMATION TECHNOLOGY--9.3%
INTERNET SOFTWARE & SERVICES--4.1%
Macromill, Inc.(3)                                              10,000       16,979,700
Opera Software ASA(1,3)                                     18,000,000       68,774,982
Stockgroup Information Systems, Inc.(1,2,3)                  2,900,000        1,167,472

XING AG(1)                                                     186,550       11,162,004
                                                                         --------------
                                                                             98,084,158

IT SERVICES--3.6%
Travelsky Technology Ltd., Cl. H(3)                         60,000,000       47,668,473
Wirecard AG(1)                                               2,000,000       38,893,556
                                                                         --------------
                                                                             86,562,029

SOFTWARE--1.6%
Enablence Technologies, Inc.(1,3)                           12,000,000       16,787,440
Enablence Technologies, Inc.(1,3)                            3,500,000        4,896,337
Tanla Solutions Ltd.(1)                                      1,852,946       12,177,449
Zaio Corp.(1,3)                                              2,000,000        2,415,459
Zaio Corp.(1,3,4)                                            1,000,000        1,207,729
                                                                         --------------
                                                                             37,484,414

MATERIALS--23.0%
CHEMICALS--1.5%
Hanfeng Evergreen, Inc.(1)                                   3,000,000       36,231,884

METALS & MINING--21.5%
Anvil Mining Ltd.(1,3)                                       5,000,000       52,334,944
Avoca Resources Ltd.(1)                                      8,000,000       20,798,287
Central African Mining & Exploration Co. plc(1)             65,000,000       73,392,496
Equinox Minerals Ltd.(1)                                     7,000,000       32,407,407
Forsys Metals Corp.(1)                                       2,500,000       10,718,599
HudBay Minerals, Inc.(1)                                     2,500,000       44,031,804
Ivernia, Inc.(1,3)                                          10,800,000       12,608,696
Ivernia, Inc.(1,2,3)                                         3,200,000        3,735,910
Macarthur Coal Ltd.                                          2,000,000       37,837,294
Minara Resources Ltd.                                        8,000,000       36,244,074
Mirabela Nickel Ltd.(1)                                      2,500,000       16,203,704
Mitsui Mining Co. Ltd.                                      11,000,000       34,236,193
Moly Mines Ltd.(1,3)                                         5,000,000       16,052,738
Sally Malay Mining Ltd.                                      5,000,000       22,939,287


                3 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES          VALUE
                                                           -----------   --------------
COMMON STOCKS CONTINUED
METALS & MINING CONTINUED
Sino Gold Mining Ltd.(1)                                     7,000,000   $   37,868,940
Sino Gold Mining Ltd., Interim Shares(1,2)                     933,333        5,049,190
Thompson Creek Metals Co.(1)                                 2,500,000       54,725,242
                                                                         --------------
                                                                            511,184,805

UTILITIES--4.6%
ELECTRIC UTILITIES--1.0%
EOS Russia AB(1)                                             1,700,000       22,877,260

GAS UTILITIES--3.0%
Xinao Gas Holdings Ltd.                                     45,000,000       72,655,983

WATER UTILITIES--0.6%
China Water Affairs Group Ltd.(1)                           40,000,000       14,351,798
                                                                         --------------
Total Common Stocks (Cost $1,996,844,431)                                 2,243,232,160

PREFERRED STOCKS--0.4%
Village Roadshow Ltd., Cl. A, Preference (Cost
   $ 7,620,842)                                              5,000,000       10,991,742


                                                               Units
                                                            ----------
RIGHTS, WARRANTS AND CERTIFICATES--0.5%
China Vanguard Group Ltd. Wts., Exp. 11/2/08(1,2)           22,000,000          281,910
Pacific Rubiales Energy Corp. Wts., Exp. 7/12/12(1,2)       11,999,720       11,473,162
Sikanni Services Ltd. Wts., Exp. 9/30/08(1)                  5,000,000               --
                                                                         --------------
Total Rights, Warrants and Certificates (Cost $1,808,930)                    11,755,072


                                                              Shares
                                                            ---------
INVESTMENT COMPANIES--4.8%
PowerShares DB Agriculture Fund(1)                          1,500,000        53,025,000
PowerShares DB Commodity Index Tracking Fund(1)             1,500,000        60,825,000
                                                                         --------------
Total Investment Companies (Cost $114,502,167)                              113,850,000

Total Investments, at Value (Cost $2,120,776,370)                99.8%    2,379,828,974
Other Assets Net of Liabilities                                   0.2         4,159,741
                                                            ---------    --------------
Net Assets                                                      100.0%   $2,383,988,715
                                                            =========    ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of May 31, 2008 was $101,997,574, which represents 4.28% of the Fund's net assets, of which $5,049,190 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                        ACQUISITION                              UNREALIZED
SECURITY                                    DATE         COST         VALUE     APPRECIATION
--------                                -----------   ----------   ----------   ------------
Sino Gold Mining Ltd., Interim shares     5/29/08     $3,565,878   $5,049,190    $1,483,312

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                  SHARES
                                                AUGUST 31,       GROSS           GROSS           SHARES
                                                   2007        ADDITIONS       REDUCTIONS     MAY 31, 2008
                                               -----------   ------------     -----------     ------------
Absolute Software Corp.                          2,000,000      2,000,000(b)    4,000,000               --
Anvil Mining Ltd.                                4,000,000      1,000,000              --        5,000,000


                4 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

Arques Industries AG                             1,750,000        500,000              --        2,250,000
Azure Dynamics Corp.                            21,000,000             --              --       21,000,000
Calvalley Petroleum, Inc., Cl. A                 8,000,000      1,000,000              --        9,000,000
Canoro Resources Ltd.                                   --      1,800,000              --        1,800,000
Canoro Resources Ltd.                                   --      7,200,000              --        7,200,000
China Vanguard Group Ltd.                      165,000,000             --              --      165,000,000
Crown Confectionary Co. Ltd.                       110,000             --          33,447           76,553
Culane Energy Corp.                              2,000,000         90,000         340,000        1,750,000
Danal Co. Ltd.                                   2,300,000             --       2,300,000               --
Duzon Digital Ware Co. Ltd.                      1,200,000             --       1,200,000               --
Enablence Technologies, Inc.                            --      3,500,000              --        3,500,000
Enablence Technologies, Inc.                            --     12,000,000              --       12,000,000
Fidec Corp.                                         11,000          3,759             759           14,000
Funai Zaisan Consultants Co. Ltd.                    5,000          5,000(b)           --           10,000
Gulf Keystone Petroleum Ltd.                    21,500,000             --              --       21,500,000
Imaging Dynamics Co. Ltd.                        2,000,000             --       2,000,000               --
Imaging Dynamics Co. Ltd.                        4,000,000             --       4,000,000               --
Immersive Media Corp.                            2,000,000             --         400,000        1,600,000
Ivernia, Inc.                                    9,050,000      1,750,000              --       10,800,000
Ivernia, Inc.                                    3,200,000             --              --        3,200,000
Kenedix, Inc.                                       38,000          2,000              --           40,000
Klabin Segall SA (a)                             3,000,000             --              --        3,000,000
Macromill, Inc.                                      8,000          2,000              --           10,000
Mobilians Co. Ltd.                               1,554,094             --       1,554,094               --
Moly Mines Ltd.                                  5,000,000             --              --        5,000,000
Nido Petroleum Ltd.                                     --     86,000,000              --       86,000,000
Norwood Immunology Ltd.                         14,500,000             --              --       14,500,000
Olympus Pacific Minerals, Inc.                  13,000,000             --      13,000,000               --
Opera Software ASA                              18,000,000             --              --       18,000,000
Oppenheimer Institutional Money Market Fund,
   Cl. E                                        27,040,128    818,665,525     845,705,653               --
Petrolifera Petroleum Ltd.                       3,000,000      1,500,000              --        4,500,000
PVR Ltd.                                         2,000,000             --         407,850        1,592,150
RISA Partners, Inc.                                 18,000          1,000              --           19,000
Shinwa Art Auction Co. Ltd                           5,000             --              --            5,000
Sikanni Services Ltd.                           10,000,000             --      10,000,000(b)          --
SK Communication Co. Ltd. (formerly known
   as Empass Corp.)                              1,250,000        250,000       1,500,000               --
Stockgroup Information Systems, Inc.             3,000,000             --         100,000        2,900,000
Travelsky Technology Ltd., Cl. H                60,000,000             --              --       60,000,000
Uranium Participation Corp.                             --      9,000,000       5,000,000        4,000,000
Western Prospector Group Ltd.                    2,500,000      1,500,000       4,000,000               --
WesternZagros Resources Ltd.                            --     13,000,000              --       13,000,000
Westport Innovations, Inc.                       1,784,800        440,200              --        2,225,000
Westport Innovations, Inc.                       6,775,000             --              --        6,775,000
World Energy Solutions, Inc.                     6,000,000             --              --        6,000,000
Xinhua Finance Ltd.                                 35,000             --              --           35,000
Xinhua Finance Ltd., Sponsored ADR               4,000,000             --              --        4,000,000
Zaio Corp.                                       1,526,400        473,600              --        2,000,000
Zaio Corp.                                       1,000,000             --              --        1,000,000

                                                                               DIVIDEND        REALIZED
                                                                 VALUE          INCOME        GAIN (LOSS)
                                                             ------------    ------------    ------------
Absolute Software Corp.                                      $         --    $         --    $ 21,711,940
Anvil Mining Ltd.                                              52,334,944              --              --


                5 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

Arques Industries AG                                           26,358,163              --              --
Azure Dynamics Corp.                                            5,917,874              --              --
Calvalley Petroleum, Inc., Cl. A                               41,394,928              --              --
Canoro Resources Ltd.                                           2,717,391              --              --
Canoro Resources Ltd.                                          10,869,565              --              --
China Vanguard Group Ltd.                                      16,703,187              --              --
Crown Confectionary Co. Ltd.                                    5,871,256          92,493      (1,903,932)
Culane Energy Corp.                                            13,561,795              --        (720,647)
Danal Co. Ltd.                                                         --              --     (15,247,487)
Duzon Digital Ware Co. Ltd.                                            --         340,167       7,778,692
Enablence Technologies, Inc.                                    4,896,337              --              --
Enablence Technologies, Inc.                                   16,787,440              --              --
Fidec Corp.                                                    12,536,521          58,360        (963,843)
Funai Zaisan Consultants Co. Ltd.                              15,461,962          61,008              --
Gulf Keystone Petroleum Ltd.                                   13,841,567              --              --
Imaging Dynamics Co. Ltd.                                              --              --      (2,150,939)
Imaging Dynamics Co. Ltd.                                              --              --      (5,728,588)
Immersive Media Corp.                                           1,642,512              --      (1,369,215)
Ivernia, Inc.                                                  12,608,696              --              --
Ivernia, Inc.                                                   3,735,910              --              --
Kenedix, Inc.                                                  59,191,804         777,313              --
Klabin Segall SA (a)                                                   --(c)      199,371              --
Macromill, Inc.                                                16,979,700          97,612              --
Mobilians Co. Ltd.                                                     --              --      (4,141,437)
Moly Mines Ltd.                                                16,052,738              --              --
Nido Petroleum Ltd.                                            41,921,548              --              --
Norwood Immunology Ltd.                                           646,270              --              --
Olympus Pacific Minerals, Inc.                                         --              --      (2,395,384)
Opera Software ASA                                             68,774,982              --              --
Oppenheimer Institutional Money Market Fund,
   Cl. E                                                               --       1,562,374              --
Petrolifera Petroleum Ltd.                                     42,119,565              --              --
PVR Ltd.                                                        7,071,014          43,090        (236,929)
RISA Partners, Inc.                                            42,708,760         286,014              --
Shinwa Art Auction Co. Ltd                                      3,666,287         111,511              --
Sikanni Services Ltd.                                                  --              --              --
SK Communication Co. Ltd. (formerly known
   as Empass Corp.)                                                    --              --      (2,617,971)
Stockgroup Information Systems, Inc.                            1,167,472              --         (97,856)
Travelsky Technology Ltd., Cl. H                               47,668,473       1,115,657              --
Uranium Participation Corp.                                    39,975,845              --     (19,128,820)
Western Prospector Group Ltd.                                          --              --     (14,725,670)
WesternZagros Resources Ltd.                                   35,456,924              --              --
Westport Innovations, Inc.                                      9,629,126              --              --
Westport Innovations, Inc.                                     29,320,149              --              --
World Energy Solutions, Inc.                                    8,152,174              --              --
Xinhua Finance Ltd.                                             2,668,321              --              --
Xinhua Finance Ltd., Sponsored ADR                              3,040,000              --              --
Zaio Corp.                                                      2,415,459              --              --
Zaio Corp.                                                      1,207,729              --              --
                                                             ------------    ------------    ------------
                                                             $737,074,388    $  4,744,970    $(41,938,086)
                                                             ============    ============    ============

(a.) No longer an affiliate as of May 31, 2008.

(b.) All or a portion is the result of a corporate action.

(c.) The security is no longer an affiliate, therefore, the value has been excluded from this table.


                6 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $78,955,313 or 3.31% of the Fund's net assets as of May 31, 2008.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings             Value       Percent
-------------------        --------------   -------
Canada                     $  809,343,440     34.0%
Australia                     385,389,772     16.2
Japan                         324,021,856     13.6
Norway                        127,024,353      5.3
United Kingdom                113,919,317      4.8
United States                 113,850,000      4.8
Cayman Islands                 89,641,080      3.8
Brazil                         79,394,405      3.3
Germany                        76,413,723      3.2
India                          59,104,839      2.5
China                          47,668,473      2.0
Singapore                      45,371,654      1.9
Bermuda                        40,748,856      1.7
Russia                         29,000,000      1.2
Sweden                         22,877,260      1.0
Thailand                        8,124,327      0.3
Korea, Republic of South        5,871,256      0.3
Hong Kong                       2,064,363      0.1
                           --------------    -----
Total                      $2,379,828,974    100.0%
                           ==============    =====

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                           CONTRACT
                                    BUY/    AMOUNT            EXPIRATION                  UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                SELL    (000S)              DATES          VALUE     APPRECIATION   DEPRECIATION
--------------------                ----   --------         -------------   ----------   ------------   ------------
Australian Dollar (AUD)             Buy       3,733   AUD          6/2/08   $3,568,332      $1,134         $    --
Australian Dollar (AUD)             Sell        30    AUD   6/2/08-6/3/08       28,947         110              --
Canadian Dollar (CAD)               Buy      3,560    CAD          6/2/08    3,582,832          --          12,397
Canadian Dollar (CAD)               Sell        76    CAD          6/2/08       76,214         437              --
Hong Kong Dollar (HKD)              Sell       155    HKD          6/2/08       19,867          --              --
                                                                                            ------         -------
Total unrealized appreciation and
   depreciation                                                                             $1,681         $12,397
                                                                                            ======         =======

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be


                7 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.


                8 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

ILLIQUID OR RESTRICTED SECURITIES

As of May 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,126,659,431
Federal tax cost of other investments        1,822,842
                                        --------------
Total federal tax cost                  $2,128,482,273
                                        ==============
Gross unrealized appreciation           $  527,393,746
Gross unrealized depreciation             (275,033,680)
                                        --------------
Net unrealized appreciation             $  252,360,066
                                        ==============


                9 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND




ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By: /s/ John V. Murphy
    ---------------------------
    John  V. Murphy
    Principal Executive Officer
Date: 07/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John  V. Murphy
    Principal Executive Officer
Date: 07/08/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 07/08/2008